Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income/(loss) available to common stockholders (in thousands)	$ (5,739)	$ 5,310	$ 44,638
Basic weighted average number of shares	55,629,023	55,508,974	55,418,626
Effect of dilutive potential share options:		372,480	375,855
Diluted weighted average number of shares	55,629,023	55,881,454	55,794,481